Annual Fund Operating Expenses - SA BlackRock VCP Global Multi Asset Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses	1.00%	[1]
Fee Waivers and/or Expense Reimbursements	0.08%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.92%	[2],[3]
Class 3
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses	1.25%	[1]
Fee Waivers and/or Expense Reimbursements	0.08%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%	[2],[3]

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.85% on the first $500 million, 0.81% on the next $2.5 billion and 0.79% over $3 billion. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.91% and 1.16% of the average daily net assets of the Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of the Trust on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.